SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment

Category	Estimated Useful Life
Electronic equipment	4 years

Schedule of estimated useful life for the intangible assets

Category	Estimated Useful Life
Intellectual property rights	3-10 years
Purchased software	1-5 years